IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	$ 40,500
Percentage of credit risk RWAs	0.00%
Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and acceptances after allowance for credit losses	$ 398,100	$ 381,700
Consumer loans percentage in total loans	66.00%	69.00%
Increase in consumer loans, value	$ 1,500
Increase in consumer loans, percentage	1.00%
Increase in residential mortgages loans, value	$ 900
Business and government loans, value	$ 14,900
Business and government loans, percentage	13.00%
Business and government portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	$ 35,000
Business and government portfolios [member] | Advanced Internal Ratings Based [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	27,800
Business and government portfolios [member] | Advanced Internal Ratings Based [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	6,600
Credit derivatives protection purchased [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 183	$ 158